Statements of Changes in Net Assets Available for Benefits - Covista Retirement Plan (the "Plan") - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributed to:
Investment income from interest and dividends	$ 6,649,212	$ 5,896,391
Net appreciation in fair value of investments	95,389,547	67,034,640
Participant contributions	35,346,845	33,019,925
Participant rollovers from other plans	6,471,266	7,225,387
Employer matching contributions	22,366,848	21,284,533
Interest income on notes receivable from participants	843,763	719,079
Qualified non-elective contributions	37,950	82,819
Revenue sharing	138,525	138,110
Total additions	167,243,956	135,400,884
Other deductions from net assets attributed to:
Benefits paid to participants	72,808,918	62,707,027
Investment and administrative expenses	781,507	609,651
Total other deductions	73,590,425	63,316,678
Net increase	93,653,531	72,084,206
Net assets available for benefits:
Beginning of year	612,693,441	540,609,235
End of year	$ 706,346,972	$ 612,693,441